Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share reconciliation
In millions, except per share data	Year ended December 31,	2017	2016	2015
Net income		$5,484	$3,640	$3,538
Weighted-average basic shares outstanding		753.6	776.0	800.7
Dilutive effect of stock-based compensation		3.7	3.2	4.4
Weighted-average diluted shares outstanding		757.3	779.2	805.1
Basic earnings per share		$7.28	$4.69	$4.42
Diluted earnings per share		$7.24	$4.67	$4.39
Units excluded from the calculation as their inclusion would not have a dilutive effect:
Stock options		0.4	1.2	0.8
Performance share units		0.1	0.2	-